UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number of Shares	Value
COMMON STOCK 74.3%
DIVERSIFIED 5.9%
Cousins Properties	48,806	$404,114
Dexus Property Group (Australia)	708,000	527,785
Lexington Realty Trust	91,500	466,650
Vornado Realty Trust	66,448	4,279,916
		5,678,465
HEALTH CARE 9.9%
Assisted Living Concepts(a)	22,700	470,344
Brookdale Senior Living	63,711	1,155,080
Chartwell Seniors Housing (Canada)	49,310	306,273
Cogdell Spencer	95,204	456,979
HCP	115,753	3,326,741
Health Care REIT	17,200	715,864
Nationwide Health Properties	26,954	835,305
Senior Housing Properties Trust	47,670	910,974
Ventas	31,888	1,227,688
		9,405,248
HOTEL 5.8%
Hospitality Properties Trust	59,830	1,218,737
Host Hotels & Resorts	322,638	3,797,449
Sunstone Hotel Investors	72,100	511,910
		5,528,096
INDUSTRIAL 4.7%
AMB Property Corp.	40,733	934,822
ProLogis	295,908	3,527,224
		4,462,046
MORTGAGE 0.5%
MFA Financial	60,055	478,038

OFFICE 13.2%
BioMed Realty Trust	55,046	759,635

	Number of Shares	Value
Boston Properties	53,145	$3,483,655
Brandywine Realty Trust	105,928	1,169,445
Brookfield Properties Corp.	64,056	721,270
Douglas Emmett	53,700	659,436
ING Office Fund (Australia)	1,063,700	525,502
Kilroy Realty Corp.	40,828	1,132,569
Liberty Property Trust	45,549	1,481,709
Mack-Cali Realty Corp.	51,522	1,665,706
SL Green Realty Corp.	22,636	992,588
		12,591,515
OFFICE/INDUSTRIAL 0.8%
PS Business Parks	15,378	789,199

RESIDENTIAL 12.0%
APARTMENT 11.4%
American Campus Communities	11,290	303,137
Apartment Investment & Management Co.	85,694	1,263,986
Associated Estates Realty Corp	43,452	418,008
AvalonBay Communities	29,487	2,144,590
Colonial Properties Trust	14,544	141,513
Education Realty Trust	70,389	417,407
Equity Residential	116,841	3,587,019
Home Properties	12,338	531,644
Post Properties	33,466	602,388
UDR	95,776	1,507,514
		10,917,206
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties	12,587	538,598
TOTAL RESIDENTIAL		11,455,804

SELF STORAGE 6.3%
Public Storage	53,960	4,059,950
Sovran Self Storage	33,967	1,033,616

	Number of Shares	Value
U-Store-It Trust	146,300	$914,375
		6,007,941
SHOPPING CENTER 15.2%
COMMUNITY CENTER 4.2%
Developers Diversified Realty Corp.	123,651	1,142,535
Kimco Realty Corp.	98,546	1,285,040
Regency Centers Corp.	18,113	671,087
Weingarten Realty Investors	47,450	945,204
		4,043,866
FREE STANDING 0.5%
National Retail Properties	21,601	463,773

REGIONAL MALL 10.5%
Glimcher Realty Trust	62,362	228,868
Macerich Co.	74,484	2,259,100
Simon Property Group	108,198	7,512,187
		10,000,155
TOTAL SHOPPING CENTER		14,507,794
TOTAL COMMON STOCK (Identified cost—$58,390,998)		70,904,146

PREFERRED SECURITIES—$25 PAR VALUE 19.6%
INSURANCE 0.2%
Allianz SE, 8.375%	10,250	245,590

REAL ESTATE 18.9%
DIVERSIFIED 3.3%
Duke Realty Corp., 8.375%, Series O	39,000	946,530
Lexington Realty Trust, 6.50%, Series C ($50 par value)	24,900	742,767
Lexington Realty Trust, 7.55%, Series D	16,500	280,500
Vornado Realty Trust, 6.625%, Series G	19,975	421,273
Vornado Realty Trust, 6.625%, Series I	35,000	743,750
		3,134,820
HEALTH CARE 0.6%
Health Care REIT, 7.625%, Series F	24,100	570,929

	Number of Shares	Value
HOTEL 0.5%
Hospitality Properties Trust, 7.00%, Series C	16,000	$311,200
Sunstone Hotel Investors, 8.00%, Series A	8,225	153,807
		465,007
INDUSTRIAL 1.2%
AMB Property Corp., 6.75%, Series M	26,684	557,696
ProLogis, 6.75%, Series F	30,000	591,000
		1,148,696
OFFICE 1.0%
BioMed Realty Trust, 7.375%, Series A	32,800	729,800
Maguire Properties, 7.625%, Series A	31,465	209,242
		939,042
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 6.70%, Series P	37,100	784,665

RESIDENTIAL- APARTMENT 3.9%
Alexandria Real Estate, 7.00%, Series D	35,000	682,500
Apartment Investment & Management Co., 9.375%, Series G	48,200	1,186,202
Apartment Investment & Management Co., 7.75%, Series U	50,000	1,035,000
Equity Residential, 6.48%, Series N	15,000	314,100
Mid-America Apartment Communities, 8.30%, Series H	20,300	499,989
		3,717,791
SELF STORAGE 0.6%
Public Storage, 6.625%, Series M	25,000	569,250

SHOPPING CENTER 6.0%
COMMUNITY CENTER 5.2%
Developers Diversified Realty Corp., 8.00%, Series G	30,000	570,000
Developers Diversified Realty Corp., 7.375%, Series H	19,900	349,245
Kimco Realty Corp., 7.75%, Series G	40,025	974,609
Regency Centers Corp., 7.45%, Series C	49,500	1,123,650
Regency Centers Corp., 7.25%, Series D	19,020	422,244
Saul Centers, 8.00%, Series A	18,700	432,344
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(b)	4,000	394,000

	Number of Shares	Value
Weingarten Realty Investors, 6.50%, Series F	34,028	$680,560
		4,946,652
REGIONAL MALL 0.8%
CBL & Associates Properties, 7.75%, Series C	16,000	312,000
Simon Property Group, 8.375%, Series J ($50 par value)(b)	8,130	475,605
		787,605
TOTAL SHOPPING CENTER		5,734,257

SPECIALTY 1.0%
Digital Realty Trust, 8.50%, Series A	10,700	261,080
Digital Realty Trust, 7.875%, Series B	13,200	314,292
Entertainment Properties Trust, 9.00%, Series E	17,000	366,690
		942,062
TOTAL REAL ESTATE		18,006,519

TELECOMMUNICATION SERVICES 0.5%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	20,000	460,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$18,379,020)		18,712,109

PREFERRED SECURITIES—CAPITAL SECURITIES 2.3%
BANK 0.5%
JPMorgan Chase, 7.90%, due 4/29/49	500,000	481,548

INSURANCE—PROPERTY CASUALTY 1.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)	1,000,000	775,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c)	500,000	482,500
		1,257,500
PIPELINES 0.5%
Enterprise Products Operating LP, 8.375%, due 8/1/66	500,000	468,090
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$2,382,190)		2,207,138

	Principal Amount	Value
CORPORATE BONDS 1.0%
REAL ESTATE
INDUSTRIAL 0.5%
ProLogis International Funding, 5.875%, due 10/23/14	EUR 350,000	$440,468

SHOPPING CENTER—COMMUNITY CENTER 0.5%
Developers Diversified Realty Corp., 9.625%, due 3/15/2016	$500,000	502,164
TOTAL CORPORATE BONDS (Identified cost—$807,575)		942,632

		Number of Shares
SHORT-TERM INVESTMENTS 2.4%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00001%(d)		85,391	85,391
Federated U.S. Treasury Cash Reserves Fund, 0.001%(d)		1,100,000	1,100,000
Fidelity Institutional Money Market Treasury Only Fund, 0.080%(d)		1,100,000	1,100,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,285,391)			2,285,391

TOTAL INVESTMENTS (Identified cost—$82,245,174)	99.6%		95,051,416

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%		364,110

NET ASSETS (Equivalent to $10.18 per share based on 9,374,179 shares of common stock outstanding)	100.0%		$95,415,526

Glossary of Portfolio Abbreviations
EUR	Euro
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Illiquid security.  Aggregate holdings equal 0.9% of net assets of the Fund.

(c) Resale is restricted to qualified institutional investors.  Aggregate holdings equal 1.3% of net assets of the Fund.

(d) Rate quoted represents the seven day yield of the fund.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$70,904,146	$70,904,146	$—	$—
Preferred Securities - $25 Par Value - Shopping Center - Community Center	4,946,652	4,552,652	394,000	—
Preferred Securities -$25 Par Value - Other Industries	13,765,457	13,765,457	—	—
Preferred Securities - Capital Securities	2,207,138	—	2,207,138	—
Corporate Bonds	942,632	—	942,632	—
Money Market Funds	2,285,391	—	2,285,391	—
Total Investments	$95,051,416	$89,222,255	$5,829,161	—

Note 2. Derivative Instruments

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium

NOTES TO FINANCIAL STATEMENTS (Continued)

received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$17,785,854
Gross unrealized depreciation	(4,979,612)
Net unrealized appreciation	$12,806,242

Cost for federal income tax purposes	$82,245,174

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009